Other liabilities	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Other liabilities

Note 11	Other liabilities

$ millions, as at October 31	2025	2024
Accrued interest payable	$3,999	$4,982
Defined benefit liability (Note 17)	457	460
Gold and silver certificates	220	158
Brokers’ client accounts	6,566	5,951
Derivative collateral payable	5,799	4,459
Negotiable instruments	970	1,079
Accrued employee compensation and benefits	5,073	3,899
Accounts payable and accrued expenses	3,461	3,202
Other (1)(2)	8,262	5,971
Total other liabilities	$34,807	$30,161

(1)
Includes the carrying value of our lease liabilities, which was $1,981 million
as at October 31, 2025 (2024: $2,028 million). The undiscounted cash flows related to the contractual maturity of our lease liabilities are $336 million for the period less than 1 year, $1,076 million
between years 1-5, and $997

million
thereafter until expiry of the leases. During the year ended October 31, 2025, interest expense on lease liabilities was $71 million (2024: $72 million).

(2)	Includes customers’ liability under acceptances of $10 million (2024: $6 million). Prior year amounts have been revised to conform to the presentation adopted in 2025.